Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2016	2015
Land	$145,417	$138,546
Buildings and leasehold improvements	605,156	575,238
Equipment	563,973	521,957
Total cost	1,314,546	1,235,741
Total accumulated depreciation	(466,580)	(402,384)
	$847,966	$833,357

 Total depreciation expense for fiscal years 2016, 2015 and 2014 amounted to $83,993, $96,383 and $101,703, respectively.